SUMMARY OF ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended						12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014 2008 Stock Option Plan [Member]	Feb. 15, 2012 2008 Stock Option Plan [Member]	May 31, 2011 2008 Stock Option Plan [Member]	Sep. 30, 2008 2008 Stock Option Plan [Member]	Aug. 31, 2014 Lower Range [Member]	Aug. 31, 2014 Upper Range [Member]
Estimated useful life of property and equipment							3 years	20 years
Exploration costs	$ 455,903	$ 1,281,998
Shares authorized to be granted				7,000,000	5,000,000	2,000,000
Shares available for issuance	2,205,000		2,205,000